SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Total Assets
The Company’s segment information for total assets and capital expenditures is as follows:

Total Assets	December 31,
	2024	2023	2022
Macau:
Altira Macau	$45,697	$77,631	$239,575
Mocha and Other	139,511	135,256	122,499
City of Dreams	2,691,228	2,720,571	2,641,875
Studio City	3,444,870	3,705,391	3,924,262
The Philippines:
City of Dreams Manila	376,244	418,594	381,579
Cyprus:
City of Dreams Mediterranean and Other	682,937	742,450	565,663
Corporate and Other	604,856	535,179	1,426,331

Total consolidated assets	$7,985,343	$8,335,072	$9,301,784

Capital Expenditures

Capital Expenditures	Year Ended December 31,
	2024	2023	2022
Macau:
Altira Macau	$5,614	$3,892	$3,303
Mocha and Other	6,549	4,590	1,704
City of Dreams	83,988	22,259	21,684
Studio City	86,071	73,452	429,362
The Philippines:
City of Dreams Manila	17,940	24,970	4,986
Cyprus:
City of Dreams Mediterranean and Other	11,815	108,214	131,419
Corporate and Other	31,504	15,113	5,956

Total capital expenditures	$243,481	$252,490	$598,414

Results of Operations of Segments
The following tables present the results of operations for each of the Company’s reportable segments and reconciliation to net income (loss) attributable to Melco Resorts & Entertainment Limited for the years ended December 31, 2024, 2023 and 2022.

Year Ended December 31, 2024	Macau				The Philippines	Cyprus
	Altira Macau	Mocha and Other	City of Dreams	Studio City	City of Dreams Manila	City of Dreams Mediterranean and Other	Total
Segment operating revenues:
Casino	$104,686	$117,632	$1,957,079	$1,076,619	$357,315	$159,324	$3,772,655
Rooms	11,770	—	161,939	159,926	53,494	35,436	422,565
Food and beverage	8,507	4,736	102,293	83,881	52,345	34,171	285,933
Entertainment, retail and other	133	228	60,945	69,919	9,183	5,646	146,054

Total segment operating revenues (1)	125,096	122,596	2,282,256	1,390,345	472,337	234,577	$4,627,207

Segment expenses:
Gaming tax and license fees (2)	(52,834)	(50,959)	(1,019,075)	(526,250)	(137,107)	(30,650)
Employee benefits expenses (3)	(45,170)	(24,257)	(326,737)	(253,104)	(62,314)	(78,484)
Other segment items (4)	(29,014)	(20,406)	(314,802)	(269,752)	(91,858)	(74,897)

Segment adjusted property EBITDA:
Adjusted property EBITDA	$(1,922)	$26,974	$621,642	$341,239	$181,058	$50,546	$1,219,537

Other operating expenses:
Payments to the Philippine Parties							(41,939)
Pre-opening costs (5)							(17,833)
Development costs							(5,433)
Amortization of land use rights							(19,956)
Depreciation and amortization							(521,582)
Integrated resort and casino rent (6)							(8,436)
Share-based compensation							(27,368)
Property charges and other							(13,221)
Corporate and Other expenses							(79,142)

Operating income							484,627

Non-operating income (expenses):
Interest income							15,766
Interest expense, net of amounts capitalized							(486,721)
Other financing costs							(7,362)
Foreign exchange losses, net							(15,492)
Other income, net							3,833
Loss on extinguishment of debt							(1,000)

Total non-operating expenses, net							(490,976)

Loss before income tax							(6,349)
Income tax expense							(21,610)

Net loss							(27,959)
Net loss attributable to noncontrolling interests							71,502

Net income attributable to Melco Resorts & Entertainment Limited							$43,543

Year Ended December 31, 2023	Macau				The Philippines	Cyprus
	Altira Macau	Mocha and Other	City of Dreams	Studio City	City of Dreams Manila	City of Dreams Mediterranean and Other	Total
Segment operating revenues:
Casino	$91,556	$115,533	$1,649,551	$714,680	$378,475	$127,517	$3,077,312

Rooms	10,975	—	144,147	111,351	57,652	14,099	338,224
Food and beverage	8,194	1,990	77,142	56,948	50,459	14,152	208,885
Entertainment, retail and other	100	177	59,643	75,375	8,511	3,591	147,397

Total segment operating revenues (1)	110,825	117,700	1,930,483	958,354	495,097	159,359	$3,771,818

Segment expenses:
Gaming tax and license fees (2)	(48,914)	(49,137)	(864,529)	(365,220)	(137,076)	(24,879)
Employee benefits expenses (3)	(43,192)	(22,599)	(276,637)	(195,510)	(61,176)	(54,009)
Other segment items (4)	(19,996)	(18,678)	(213,004)	(190,834)	(91,393)	(52,971)

Segment adjusted property EBITDA:
Adjusted property EBITDA	$(1,277)	$27,286	$576,313	$206,790	$205,452	$27,500	$1,042,064

Other operating expenses:
Payments to the Philippine Parties							(42,451)
Pre-opening costs							(43,994)
Development costs							(1,202)
Amortization of land use rights							(22,670)
Depreciation and amortization							(520,726)
Integrated resort and casino rent (6)							(1,911)
Share-based compensation							(35,473)
Property charges and other							(228,437)
Corporate and Other expenses							(80,241)

Operating income							64,959

Non-operating income (expenses):
Interest income							23,305
Interest expense, net of amounts capitalized							(492,391)
Other financing costs							(4,372)
Foreign exchange gains, net							2,232
Other income, net							2,748
Gain on extinguishment of debt							1,611

Total non-operating expenses, net							(466,867)

Loss before income tax							(401,908)
Income tax expense							(13,422)

Net loss							(415,330)
Net loss attributable to noncontrolling interests							88,410

Net loss attributable to Melco Resorts & Entertainment Limited							$(326,920)

Year Ended December 31, 2022	Macau				The Philippines	Cyprus
	Altira Macau	Mocha and Other	City of Dreams	Studio City	City of Dreams Manila	City of Dreams Mediterranean and Other	Total
Segment operating revenues:
Casino	$24,803	$74,224	$447,726	$135,814	$293,863	$90,545	$1,066,975

Rooms	2,938	—	39,854	17,638	54,791	—	115,221
Food and beverage	4,782	1,921	24,651	11,919	41,161	132	84,566
Entertainment, retail and other	92	258	47,453	10,612	6,577	578	65,570

Total segment operating revenues (1)	32,615	76,403	559,684	175,983	396,392	91,255	$1,332,332

Segment expenses:
Gaming tax and license fees (2)	(13,914)	(30,511)	(232,466)	(72,660)	(113,916)	(21,123)
Employee benefits expenses (3)	(43,215)	(18,582)	(238,667)	(143,233)	(55,194)	(24,362)
Other segment items (4)	(18,506)	(17,019)	(120,711)	(65,254)	(80,356)	(22,074)

Segment adjusted property EBITDA:
Adjusted property EBITDA	$(43,020)	$10,291	$(32,160)	$(105,164)	$146,926	$23,696	$569

Other operating expenses:
Payments to the Philippine Parties							(28,894)
Pre-opening costs							(15,585)
Amortization of gaming subconcession							(32,785)
Amortization of land use rights							(22,662)
Depreciation and amortization							(466,492)
Integrated resort and casino rent (6)							(2,318)
Share-based compensation							(71,809)
Property charges and other							(39,982)
Corporate and Other expenses							(63,147)

Operating loss							(743,105)

Non-operating income (expenses):
Interest income							26,458
Interest expense, net of amounts capitalized							(376,722)
Other financing costs							(6,396)
Foreign exchange gains, net							3,904
Other income, net							3,930

Total non-operating expenses, net							(348,826)

Loss before income tax							(1,091,931)
Income tax expense							(5,236)

Net loss							(1,097,167)
Net loss attributable to noncontrolling interests							166,641

Net loss attributable to Melco Resorts & Entertainment Limited							$(930,526)

(1)
Revenues from the Corporate and Other category includes small charter flights and management services business during the years ended December 31, 2024, 2023 and 2022; together with the Japan Ski Resorts operation before its disposal as disclosed in Note 5 and the Grand Dragon Casino operation before June 27, 2022 as mentioned above during the year ended December 31, 2022 which are insignificant and below the quantitative thresholds attributable to the operating segments, therefore are not included in the total for the reportable segment operating revenues. A reconciliation of segment operating revenues to total consolidated operating revenues is as follows:

Reconciliation of total operating revenues

	Year Ended December 31,
	2024	2023	2022
Segment operating revenues:

Altira Macau	$125,096	$110,825	$32,615
Mocha and Other	122,596	117,700	76,403
City of Dreams	2,282,256	1,930,483	559,684
Studio City	1,390,345	958,354	175,983
City of Dreams Manila	472,337	495,097	396,392
City of Dreams Mediterranean and Other	234,577	159,359	91,255
Total segment operating revenues	4,627,207	3,771,818	1,332,332
Revenues from Corporate and Other	11,006	3,429	17,645

Total consolidated operating revenues	$4,638,213	$3,775,247	$1,349,977

(2)	The details of “Gaming tax and license fees” are disclosed in Note 2(r) with certain amounts included in pre-opening costs and Corporate and Other expenses.

(3)
“Employee benefits expenses” includes salaries, bonuses and incentives, benefits and allocated labor costs among segments. Certain amounts of “Employee benefits expenses” are included in Corporate and Other expenses, pre-opening costs, development costs, share-based compensation and property charges and other; and with certain amounts incurred during the construction and development stage of projects capitalized in property and equipment.

(4)	“Other segment items” mainly include cost of inventories, advertising and promotions expenses, repair and maintenance expenses, utilities and fuel expenses and other gaming operation expenses.

(5)	Certain amounts of pre-opening costs are grouped and reported under the line item “Integrated resort and casino rent”.

(6)	“Integrated resort and casino rent” represents land rent and variable lease costs to Belle and casino rent to John Keells.

Reconciliation of Total Operating Revenues
Reconciliation of total operating revenues

	Year Ended December 31,
	2024	2023	2022
Segment operating revenues:

Altira Macau	$125,096	$110,825	$32,615
Mocha and Other	122,596	117,700	76,403
City of Dreams	2,282,256	1,930,483	559,684
Studio City	1,390,345	958,354	175,983
City of Dreams Manila	472,337	495,097	396,392
City of Dreams Mediterranean and Other	234,577	159,359	91,255
Total segment operating revenues	4,627,207	3,771,818	1,332,332
Revenues from Corporate and Other	11,006	3,429	17,645

Total consolidated operating revenues	$4,638,213	$3,775,247	$1,349,977

Long-Lived Assets
Long-lived Assets

	December 31,
	2024	2023	2022
Macau	$5,522,756	$5,752,786	$6,068,502
The Philippines	88,950	118,495	141,765
Cyprus	586,753	663,633	485,570
Sri Lanka	73,945	—	—
Hong Kong and other	26,411	30,452	29,871

Total long-lived assets	$6,298,815	$6,565,366	$6,725,708

Operating Revenues

Operating Revenues

	Year Ended December 31,
	2024	2023	2022
Macau	$3,920,293	$3,117,362	$844,685
The Philippines	472,337	495,097	396,392
Cyprus	234,577	159,359	91,255
Other	11,006	3,429	17,645

Total operating revenues	$4,638,213	$3,775,247	$1,349,977